Marketable securities (Schedule of fair value, amortized cost and unrealized holding gains and losses of marketable securities) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	$ 117,395	$ 410,477
Unrealized gains	310	744
Unrealized losses	0	(265)
Fair Value	117,705	410,956
U.S. Treasury and other U.S. government agencies
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	24,394	117,876
Unrealized gains	95	210
Unrealized losses	0	(81)
Fair Value	24,489	118,006
Corporate bonds
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	93,001	292,601
Unrealized gains	215	534
Unrealized losses	0	(184)
Fair Value	$ 93,216	$ 292,950